Subsequent Events (Details) - Major business combination - TLM £ in Millions	Aug. 03, 2023 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred	£ 16.5
Initial cash consideration	3.9
Fair value of deferred consideration	£ 0.8
Contingent consideration payment period	24 months
Fair value of contingent cash and equity consideration	£ 11.8
Other contingent consideration recognised as of acquisition date	£ 14.9